SoFi Social 50 ETF
Schedule of Investments
as of November 30, 2023 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Aerospace & Defense - 1.1%
The Boeing Co.(a)	758	$175,576

Airlines - 1.2%
American Airlines Group, Inc.(a)	6,605	82,100
Delta Air Lines, Inc.	3,067	113,264
		195,364

Apparel - 0.4%
Nike, Inc. - Class B	555	61,200

Auto Manufacturers - 18.4%
Ford Motor Co.	23,965	245,881
Lucid Group, Inc.(a)(b)	38,773	163,622
NIO, Inc. - ADR(a)(b)	19,691	143,154
Rivian Automotive, Inc. - Class A(a)(b)	42,274	708,512
Tesla, Inc.(a)	6,876	1,650,790
		2,911,959

Banks - 2.0%
NU Holdings Ltd. - Class A(a)(b)	39,526	321,742

Beverages - 1.1%
The Coca-Cola Co.	2,973	173,742

Biotechnology - 0.4%
Moderna, Inc.(a)(b)	717	55,711

Commercial Services - 3.5%
Block, Inc.(a)	3,402	215,789
PayPal Holdings, Inc.(a)	5,827	335,693
		551,482

Computers - 9.7%
Apple, Inc.	8,109	1,540,305

Diversified Financial Services - 2.4%
Coinbase Global, Inc. - Class A(a)(b)	3,034	378,400

Entertainment - 2.0%
AMC Entertainment Holdings, Inc.(a)(b)	15,819	105,194
DraftKings, Inc. - Class A(a)(b)	5,466	209,020
		314,214

Food - 0.1%
Beyond Meat, Inc.(a)(b)	1,465	10,680

Insurance - 3.5%
Berkshire Hathaway, Inc. - Class B(a)	1,539	554,040

Internet - 19.9%
Airbnb, Inc. - Class A(a)(b)	1,247	157,546
Alibaba Group Holding Ltd. - ADR	1,999	149,685
Alphabet, Inc. - Class A(a)	5,613	743,891
Amazon.com, Inc.(a)	5,169	755,139
Maplebear, Inc.(a)(b)	3,298	79,779
Meta Platforms, Inc. - Class A(a)(b)	1,954	639,251
Netflix, Inc.(a)	510	241,725
Shopify, Inc. - Class A(a)	4,560	332,059
Snap, Inc. - Class A(a)(b)	3,122	43,177
		3,142,252

Leisure Time - 1.2%
Carnival Corp.(a)	10,638	160,208
Virgin Galactic Holdings, Inc.(a)	15,178	33,847
		194,055

Media - 3.9%
The Walt Disney Co.(a)	6,240	578,385
Warner Bros Discovery, Inc.(a)(b)	3,144	32,855
		611,240

Oil & Gas - 1.1%
Exxon Mobil Corp.	1,690	173,631

Pharmaceuticals - 1.7%
Johnson & Johnson	691	106,870
Pfizer, Inc.(b)	4,220	128,583
Tilray Brands, Inc.(a)(b)	22,474	40,678
		276,131

Retail - 5.6%
Costco Wholesale Corp.	570	337,862
GameStop Corp. - Class A(a)(b)	10,553	153,546
Starbucks Corp.	1,119	111,117
Target Corp.	1,303	174,354
Walmart, Inc.	722	112,408
		889,287

Semiconductors - 8.9%
Advanced Micro Devices, Inc.(a)	3,658	443,203
Intel Corp.	4,583	204,860
NVIDIA Corp.	1,605	750,659
		1,398,722

Software - 10.0%
Microsoft Corp.	2,045	774,871
Palantir Technologies, Inc. - Class A(a)	37,450	750,873
Zoom Video Communications, Inc. - Class A(a)	723	49,041
		1,574,785

Telecommunications - 1.7%
AT&T, Inc.	14,125	234,051
Nokia Oyj - ADR(b)	8,689	30,238
		264,289
TOTAL COMMON STOCKS (Cost $15,526,210)		15,768,807

SHORT-TERM INVESTMENTS - 19.5%
Investments Purchased with Proceeds from Securities Lending - 19.4%
Mount Vernon Liquid Assets Portfolio, LLC, 4.93%(c)	3,067,671	3,067,671

Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 5.29%(c)	13,857	13,857
TOTAL SHORT-TERM INVESTMENTS (Cost $3,081,528)		3,081,528

TOTAL INVESTMENTS - 119.3% (Cost $18,607,738)		$18,850,335
Liabilities in Excess of Other Assets - (19.3)%		(3,052,912)
TOTAL NET ASSETS - 100.0%		$15,797,423

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan as of November 30, 2023. The total market value of these securities was $2,913,993 which represented 18.4% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(c)	The rate shown represents the annualized seven-day effective yield as of November 30, 2023.

Summary of Fair Value Exposure at November 30, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2023:

SoFi Social 50 ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$15,768,807	$–	$–	$15,768,807
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	3,067,671
Money Market Funds	13,857	–	–	13,857
Total Investments	$15,782,664	$–	$–	$18,850,335

Refer to the Schedule of Investments for industry classifications.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.